First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 38.2%
	Angola – 1.3%
766,000	Angloan Government International Bond (USD) (b)	9.13%	11/26/49	$747,884
	Argentina – 1.9%
136,989	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	46,798
3,139,328	Argentine Republic Government International Bond (USD) (c)	0.50%	07/09/30	1,056,415
				1,103,213
	Bahrain – 1.1%
450,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	436,407
250,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	220,952
				657,359
	Belarus – 0.1%
420,000	Republic of Belarus International Bond (USD) (b) (e)	5.88%	02/24/26	60,900
	Brazil – 6.6%
15,550,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	3,108,848
3,748,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	734,921
				3,843,769
	Dominican Republic – 0.7%
200,000	Dominican Republic International Bond (USD) (d)	5.50%	02/22/29	198,702
270,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	232,338
				431,040
	Ecuador – 0.8%
78,781	Ecuador Government International Bond (USD) (d)	(f)	07/31/30	44,020
344,360	Ecuador Government International Bond (USD) (c) (d)	5.00%	07/31/30	289,266
251,480	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/40	144,289
				477,575
	Egypt – 1.0%
418,000	Egypt Government International Bond (USD) (d)	7.60%	03/01/29	398,254
211,000	Egypt Government International Bond (USD) (d)	7.63%	05/29/32	191,698
				589,952
	Georgia – 0.5%
334,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	288,283
	Ghana – 0.5%
432,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	315,684
	Indonesia – 2.1%
16,146,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	1,234,313
	Iraq – 1.4%
650,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	655,492
187,500	Iraq International Bond (USD) (b)	5.80%	01/15/28	183,483
				838,975
	Kenya – 0.3%
200,000	Republic of Kenya Government International Bond (USD) (b)	6.88%	06/24/24	201,322
	Malaysia – 2.5%
6,010,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	1,447,478

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Mexico – 3.0%
30,051,800	Mexican Bonos (MXN)	5.75%	03/05/26	$1,375,316
8,250,000	Mexican Bonos (MXN)	7.75%	11/13/42	386,933
				1,762,249
	Nigeria – 0.3%
200,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	167,006
	Oman – 1.9%
1,100,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	1,129,563
	Peru – 1.2%
3,048,000	Peruvian Government International Bond (PEN) (b)	5.35%	08/12/40	684,450
	Poland – 1.2%
3,500,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	723,324
	Qatar – 1.7%
862,000	Qatar Government International Bond (USD) (b)	4.40%	04/16/50	971,109
	Russia – 0.2%
186,844,000	Russian Federal Bond - OFZ (RUB) (e) (g) (h)	7.65%	04/10/30	86,235
33,000,000	Russian Federal Bond - OFZ (RUB) (e) (g) (h)	7.70%	03/23/33	15,231
				101,466
	Rwanda – 0.4%
266,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	243,841
	Saudi Arabia – 0.9%
490,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	531,021
	South Africa – 5.5%
53,928,000	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	3,227,376
	Turkey – 0.6%
356,000	Turkey Government International Bond (USD)	4.88%	10/09/26	322,016
	Uzbekistan – 0.5%
299,000	Republic of Uzbekistan Bond (USD) (d)	3.70%	11/25/30	260,878
	Total Foreign Sovereign Bonds and Notes			22,362,046
	(Cost $26,283,181)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) – 22.3%
	Barbados – 0.4%
250,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	249,494
	Brazil – 2.1%
240,000	Banco do Brasil S.A. (USD) (b) (j)	6.25%	(k)	231,204
200,000	BRF S.A. (USD) (d)	5.75%	09/21/50	176,377
191,908	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	176,465
260,000	Itau Unibanco Holding S.A. (USD) (b) (j)	4.63%	(k)	237,900
350,000	OAS Finance Ltd. (USD) (j) (l) (m) (n)	8.88%	(k)	2,625
200,000	OAS Investments GmbH (USD) (l) (m) (n)	8.25%	10/19/19	1,500
367,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	372,083
				1,198,154
	Chile – 0.4%
236,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	216,897

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) (Continued)
	China – 1.1%
648,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	$656,910
	Colombia – 0.7%
411,000	Ecopetrol S.A. (USD)	5.38%	06/26/26	416,879
	Dominican Republic – 0.4%
270,000	AES Andres BV (USD) (d)	5.70%	05/04/28	255,888
	Ecuador – 0.4%
197,647	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	204,691
	Georgia – 0.3%
200,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	195,000
	Ghana – 0.6%
400,000	Tullow Oil PLC (USD) (b)	7.00%	03/01/25	330,594
	Honduras – 0.4%
240,000	Inversiones Atlantida S.A. (USD) (d)	7.50%	05/19/26	238,235
	India – 2.1%
250,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	256,313
70,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	954,839
				1,211,152
	Indonesia – 0.3%
200,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	200,524
	Israel – 0.4%
211,000	Energean Israel Finance Ltd. (USD) (b) (d)	4.88%	03/30/26	204,563
	Mexico – 2.4%
270,000	BBVA Bancomer S.A. (USD) (b) (j)	5.13%	01/18/33	257,182
200,000	Braskem Idesa S.A.P.I. (USD) (d)	6.99%	02/20/32	196,256
9,600,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	454,195
280,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	245,056
270,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	260,324
				1,413,013
	Nigeria – 1.8%
264,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	249,549
230,000	BOI Finance BV (EUR) (d)	7.50%	02/16/27	252,735
230,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	230,147
320,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	308,544
				1,040,975
	Oman – 0.9%
200,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	200,710
325,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	341,769
				542,479
	Peru – 0.3%
200,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	168,020

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) (Continued)
	Russia – 0.2%
217,000	Home Credit & Finance Bank OOO Via Eurasia Capital S.A. (USD) (b) (e) (j)	8.80%	(k)	$86,800
250,000	Sovcombank Via SovCom Capital DAC (USD) (j) (l)	7.75%	(k)	29,886
				116,686
	Saudi Arabia – 2.2%
1,096,000	Saudi Arabian Oil Co. (USD) (b)	2.88%	04/16/24	1,094,124
200,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	205,371
				1,299,495
	Singapore – 0.4%
260,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	244,790
	South Africa – 1.3%
270,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	261,503
287,000	Liquid Telecommunications Financing Plc (USD) (d)	5.50%	09/04/26	276,714
230,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	233,968
				772,185
	Tanzania – 0.3%
200,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	198,284
	Trinidad And Tobago – 0.9%
500,000	Trinidad Generation UnLtd. (USD) (b)	5.25%	11/04/27	494,442
	Turkey – 0.4%
250,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (d)	5.13%	06/22/26	236,375
	Ukraine – 0.7%
239,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	123,085
279,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	125,369
224,000	NPC Ukrenergo (USD) (d)	6.88%	11/09/26	89,600
230,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b)	8.25%	07/09/24	70,150
				408,204
	United Arab Emirates – 0.4%
240,000	MAF Global Securities Ltd. (USD) (b) (j)	5.50%	(k)	238,801
	Zambia – 0.5%
260,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	264,222
	Total Foreign Corporate Bonds and Notes			13,016,952
	(Cost $14,546,118)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (a) (i) – 0.3%
	United States – 0.3%
$11,488,000	JPMorgan Chase Bank, N.A. (d)	11.67%	11/27/23	197,971
	(Cost $446,157)

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) – 45.4%
	Argentina – 0.4%
841	Globant S.A. (o)	$220,401
	Austria – 0.6%
18,479	Mondi PLC (g)	367,184
	Brazil – 2.5%
117,044	B3 S.A. - Brasil Bolsa Balcao	385,718
114,438	Banco Bradesco S.A., ADR	530,992
142	MercadoLibre, Inc. (o)	168,906
55,144	Rumo S.A. (o)	215,200
26,058	WEG S.A.	191,013
		1,491,829
	Chile – 0.3%
6,714	Banco Santander Chile S.A., ADR	151,669
	China – 13.2%
72,100	Alibaba Group Holding Ltd. (g) (o)	983,928
86,000	China Merchants Bank Co., Ltd., Class H (g)	669,461
68,000	China Resources Land Ltd. (g)	314,850
13,093	China Tourism Group Duty Free Corp., Ltd., Class A (g)	336,152
20,800	Foshan Haitian Flavouring & Food Co., Ltd., Class A (g)	285,132
16,100	GDS Holdings Ltd., Class A (g) (o)	77,941
7,500	Hangzhou Tigermed Consulting Co., Ltd., Class A (g)	126,242
3,600	Hangzhou Tigermed Consulting Co., Ltd., Class H (b) (g) (p)	43,418
5,709	JD.com, Inc, Class A (g) (o)	162,221
784	Kweichow Moutai Co., Ltd., Class A (g)	210,814
28,500	Li Ning Co., Ltd. (g)	242,004
40,792	LONGi Green Energy Technology Co., Ltd., Class A (g)	459,040
28,002	Midea Group Co., Ltd., Class A (g)	249,288
96,160	NARI Technology Co., Ltd., Class A (g)	472,969
2,533	Prosus N.V. (g)	136,599
24,500	Shenzhou International Group Holdings Ltd. (g)	323,449
22,200	Sungrow Power Supply Co., Ltd., Class A (g)	371,644
27,500	Tencent Holdings Ltd. (g)	1,267,594
37,500	WuXi Biologics Cayman, Inc. (b) (g) (o) (p)	297,772
39,300	Yonyou Network Technology Co., Ltd., Class A (g)	141,026
6,200	Yunnan Energy New Material Co., Ltd., Class A (g)	213,462
44,500	Zhongsheng Group Holdings Ltd. (g)	312,890
		7,697,896
	Hong Kong – 2.1%
46,800	AIA Group Ltd. (g)	488,680
129,000	Budweiser Brewing Co., APAC Ltd. (b) (g) (p)	340,643
8,535	Hong Kong Exchanges & Clearing Ltd. (g)	400,064
		1,229,387
	India – 6.1%
12,495	Hindustan Unilever Ltd. (g)	336,169
28,213	Housing Development Finance Corp., Ltd. (g)	882,167
22,781	Kotak Mahindra Bank Ltd. (g)	523,203
2,819	Maruti Suzuki India Ltd. (g)	279,749
113,174	Power Grid Corp. of India Ltd. (g)	322,652
31,827	SBI Life Insurance Co., Ltd. (b) (g) (p)	468,909
9,961	Tata Consultancy Services Ltd. (g)	489,537
3,359	UltraTech Cement Ltd. (g)	291,122
		3,593,508

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Indonesia – 1.7%
980,300	Bank Central Asia Tbk PT (g)	$544,905
1,309,324	Bank Rakyat Indonesia Persero Tbk PT (g)	422,892
		967,797
	Macao – 0.3%
84,000	Sands China Ltd. (g) (o)	199,834
	Mexico – 3.5%
6,101	Fomento Economico Mexicano, S.A.B. de C.V., ADR	505,468
3,385	Grupo Aeroportuario del Centro Norte, S.A.B. de C.V., ADR	202,050
83,019	Grupo Financiero Banorte S.A.B. de C.V., Class O	625,335
121,689	Grupo Mexico S.A.B. de C.V., Series B	726,524
		2,059,377
	Netherlands – 0.9%
688	ASM International N.V. (g)	250,523
428	ASML Holding N.V. (g)	285,999
		536,522
	Peru – 0.3%
954	Credicorp Ltd.	163,964
	Philippines – 0.3%
83,499	Bank of the Philippine Islands (g)	160,576
	Poland – 0.3%
23,745	Allegro.eu S.A. (b) (g) (o) (p)	198,888
	Russia – 0.1%
7,303	Lukoil PJSC, ADR (e) (g) (h)	14,187
27,281	Novatek PJSC (e) (g) (h)	27,614
20,628	Sberbank of Russia PJSC (e) (g) (h)	2,147
		43,948
	South Africa – 1.4%
4,739	Anglo American Platinum Ltd.	650,737
13,741	Vodacom Group Ltd.	150,458
		801,195
	South Korea – 5.0%
1,040	LG Chem Ltd. (g)	454,445
39,696	Samsung Electronics Co., Ltd. (Preference Shares) (g)	2,056,866
6,085	Samsung Engineering Co., Ltd. (g) (o)	130,603
569	Samsung SDI Co., Ltd. (g)	276,926
		2,918,840
	Taiwan – 5.5%
34,000	Delta Electronics, Inc. (g)	315,239
88,000	Hon Hai Precision Industry Co., Ltd. (g)	323,121
1,617	Sea Ltd., ADR (o)	193,700
115,954	Taiwan Semiconductor Manufacturing Co., Ltd. (g)	2,378,625
		3,210,685
	Thailand – 0.9%
56,300	Kasikornbank PCL (g)	271,727

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Thailand (Continued)
56,900	PTT Exploration & Production PCL (g)	$245,161
		516,888
	Total Common Stocks	26,530,388
	(Cost $23,673,905)
	Total Investments – 106.2%	62,107,357
	(Cost $64,949,361)
	Outstanding Loan – (9.9)%	(5,800,000)
	Net Other Assets and Liabilities – 3.7%	2,183,156
	Net Assets – 100.0%	$58,490,513

Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2022	Sale Value as of 3/31/2022	Unrealized Appreciation/ (Depreciation)
05/24/22	DB	BRL	7,611,000	USD	1,585,919	$ 1,573,707	$ 1,585,919	$ (12,212)
05/24/22	DB	CNY	17,812,000	USD	2,787,786	2,799,178	2,787,786	11,392
04/12/22	CIT	EUR	1,140,000	USD	1,297,846	1,261,571	1,297,846	(36,275)
05/24/22	GS	USD	1,418,534	BRL	7,611,000	1,418,534	1,573,707	(155,173)
05/24/22	CIT	USD	1,091,857	CNY	7,032,000	1,091,857	1,105,087	(13,230)
04/12/22	DB	USD	1,724,343	EUR	1,570,000	1,724,343	1,737,427	(13,084)
04/12/22	CIT	USD	549,738	MXN	11,686,000	549,738	586,293	(36,555)
04/12/22	CIT	USD	881,789	ZAR	14,071,000	881,789	961,465	(79,676)
Net Unrealized Appreciation / (Depreciation)								$(334,813)

Counterparty Abbreviations
CIT	Citibank, NA
DB	Deutsche Bank
GS	Goldman Sachs

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at March 31, 2022.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by abrdn Inc. (“abrdn”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At March 31, 2022, securities noted as such amounted to $10,548,813 or 18.0% of net assets.
(e)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(f)	Zero coupon bond.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $21,549,719 or 36.8% of net assets. Certain of these securities are fair valued using a factor provided by a third-party pricing service due to the change in value between the foreign markets’ close and the New York Stock Exchange close exceeding a certain threshold. On days when this threshold is not exceeded, these securities are typically valued at the last sale price on the exchange on which they are principally traded.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by abrdn.
(j)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(k)	Perpetual maturity.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
(l)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(m)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(n)	This issuer has filed for bankruptcy protection in a São Paulo state court.
(o)	Non-income producing security.
(p)	This security is exempt from registration upon resale under Rule 144A of the 1933 Act and may be resold in transactions exempt from registration, normally to qualified institutional buyers. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.

ADR	American Depositary Receipt
Credit Quality†	% of Total Fixed-Income Investments
AA-	2.7%
A+	5.2
A	2.0
A-	4.7
BBB+	10.0
BBB	4.2
BBB-	4.8
BB+	4.5
BB	21.6
BB-	12.0
B+	9.1
B	4.0
B-	7.1
CCC+	5.4
CCC	0.6
C	0.4
Not Rated	1.7
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Industry Classification	% of Total Investments
Sovereigns	36.4%
Banks	10.9
Semiconductors & Semiconductor Equipment	5.4
Integrated Oils	4.5
Technology Hardware, Storage & Peripherals	3.3
Internet & Direct Marketing Retail	2.7
Metals & Mining	2.6
Interactive Media & Services	2.0
Chemicals	1.8
Beverages	1.7
Exploration & Production	1.7
Electrical Equipment	1.7
Insurance	1.5
Electronic Equipment, Instruments & Components	1.5
Thrifts & Mortgage Finance	1.4
Utilities	1.3
IT Services	1.3
Capital Markets	1.3
Power Generation	1.2
Financial Services	1.1
Specialty Retail	1.0
Refining & Marketing	1.0
Textiles, Apparel & Luxury Goods	0.9
Wireless Telecommunication Services	0.8
Life Sciences Tools & Services	0.8
Industrial Other	0.7
Paper & Forest Products	0.6
Personal Products	0.5
Electric Utilities	0.5
Real Estate Management & Development	0.5
Food & Beverage	0.5
Construction Materials	0.5
Oil, Gas & Consumable Fuels	0.5
Food Products	0.5
Automobiles	0.5
Wireline Telecommunications Services	0.4
Software & Services	0.4
Government Development Banks	0.4
Life Insurance	0.4
Household Durables	0.4
Real Estate	0.4
Road & Rail	0.3
Transportation & Logistics	0.3
Transportation Infrastructure	0.3
Hotels, Restaurants & Leisure	0.3
Entertainment	0.3
Oil & Gas Services & Equipment	0.3
Software	0.2
Construction & Engineering	0.2
Retail - Consumer Staples	0.2
Railroad	0.1
Total	100.0%

Currency Exposure Diversification	% of Total Investments†
USD	37.3%
HKD	9.9
BRL	7.5
INR	7.3
ZAR	5.5
TWD	4.9
MXN	4.8
KRW	4.7
CNH	4.6
IDR	3.6
CNY	2.7
MYR	2.3
PLN	1.5
PEN	1.1
THB	0.8
EUR	0.7
UAH	0.3
PHP	0.3
RUB	0.2
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
BRL	Brazilian Real
CNH	Chinese Yuan Renminbi (Offshore)
CNY	Chinese Yuan Renminbi
EUR	Euro
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
TWD	New Taiwan Dollar
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes:
Russia	$ 101,466	$ —	$ —	$ 101,466
Other Country Categories*	22,260,580	—	22,260,580	—
Foreign Corporate Bonds and Notes*	13,016,952	—	13,016,952	—
Corporate Bonds and Notes*	197,971	—	197,971	—
Common Stocks:
Argentina	220,401	220,401	—	—
Brazil	1,491,829	1,491,829	—	—
Chile	151,669	151,669	—	—
Mexico	2,059,377	2,059,377	—	—
Peru	163,964	163,964	—	—
Russia	43,948	—	—	43,948
South Africa	801,195	801,195	—	—
Taiwan	3,210,685	193,700	3,016,985	—
Other Country Categories*	18,387,320	—	18,387,320	—
Total Investments	$ 62,107,357	$ 5,082,135	$ 56,879,808	$ 145,414
Forward Foreign Currency Contracts	11,392	—	11,392	—
Total	$ 62,118,749	$ 5,082,135	$ 56,891,200	$ 145,414

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (346,205)	$ —	$ (346,205)	$ —

*	See Portfolio of Investments for country breakout.
Level 3 Foreign Sovereign Bonds are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. All Level 3 Common Stocks values are based on unobservable and non-quantitative inputs.

First Trust/Aberdeen Emerging Opportunity Fund (FEO)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Restricted Securities
As of March 31, 2022, the Fund held restricted securities as shown in the following table that abrdn has deemed illiquid.
Security	Acquisition Date	Principal Value	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$350,000	$0.75	$350,000	$2,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/15/2012	200,000	0.75	200,000	1,500	0.00
Sovcombank Via SovCom Capital DAC, 7.75%	2/19/2020	250,000	11.95	255,821	29,886	0.05
				$805,821	$34,011	0.06%